Segment Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues	$ 21,526,587	$ 19,741,709
Revenue From China [Member]
Revenues	20,924,426	19,216,905
Foreign Countries [Member]
Revenues	$ 602,161	$ 524,804